PARTY-IN-INTEREST TRANSACTIONS (Details) - 401(k) Profit Sharing Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RISK AND UNCERTAINTIES
Investment at fair value to net assets amount	$ 47,695,781	$ 41,948,204
Sponsor
RISK AND UNCERTAINTIES
Dividends income	18,640	16,071
Common/collective funds
RISK AND UNCERTAINTIES
Investment at fair value to net assets amount	24,100,209	22,089,426
Common/collective funds | Trustee
RISK AND UNCERTAINTIES
Investment at fair value to net assets amount	$ 24,100,209	$ 21,570,989
Investment at fair value to net assets percentage	50.00%	51.00%
AmeriServ Financial, Inc. common stock
RISK AND UNCERTAINTIES
Investment at fair value to net assets amount	$ 534,424	$ 390,420
AmeriServ Financial, Inc. common stock | Sponsor
RISK AND UNCERTAINTIES
Investment in shares	167,531	145,679